Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
WARRANTS
11.	WARRANTS
Preferred Stock Warrants Classified as Liabilities
The Company has outstanding warrants to purchase shares of Series
A-1,
A-2,
and
A-3
Preferred Stock. These warrants are recognized as liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s consolidated statement of operations. Preferred stock warrants classified as liabilities consisted of the following as of December 31, 2020, and 2021 (in thousands, except share and per share data):

	AS OF DECEMBER 31, 2020
WARRANT CLASS	SHARES	FAIR VALUE	ISSUANCE DATE	EXERCISE PRICE	EXPIRATION DATE
Series A-1	48,921	$75	December 31, 2011	$0.18	The earlier of January 17, 2022 or a deemed liquidation or IPO

Series A-2	21,131	21	August 26, 2014	$1.77	The earlier of August 25, 2024 or the date of a qualifying acquisition

Series A-3	17,206	29	December 18, 2015	$0.24	The earlier of December 18, 2025 or a deemed liquidation or IPO

Total	87,258	$125

	AS OF DECEMBER 31, 2021
WARRANT CLASS	SHARES	FAIR VALUE	ISSUANCE DATE	EXERCISE PRICE	EXPIRATION DATE
Series A-1	31,830	$228	December 31, 2011	$0.18	The earlier of January 17, 2022 or a deemed liquidation or IPO

Series A-2	21,131	138	August 26, 2014	$1.77	The earlier of August 25, 2024 or the date of a qualifying acquisition

Series A-3	17,206	110	December 18, 2015	$0.24	The earlier of December 18, 2025 or a deemed liquidation or IPO

Total	70,167	$476

The Company estimated the fair value of the warrants as of December 31, 2020, and 2021 using the Black-Scholes option-pricing model with the following assumptions:

	AS OF DECEMBER 31, 2020
VALUATION ASSUMPTIONS	SERIES A-1	SERIES A-2	SERIES A-3
Fair value of underlying series of preferred stock	$2.18	$2.31	$2.64
Risk free interest rate	0.10%	0.27%	0.36%
Expected volatility	88.4%	78.5%	82.4%
Estimated time (in years)	1.05	3.65	4.97

	AS OF DECEMBER 31, 2021
VALUATION ASSUMPTIONS	SERIES A-1	SERIES A-2	SERIES A-3
Fair value of underlying series of preferred stock	$9.19	$9.21	$9.25
Risk free interest rate	0.06%	0.97%	1.12%
Expected volatility	87.6%	85.5%	84.9%
Estimated time (in years)	0.05	2.65	3.97
Preferred Stock Warrant Classified as Equity
In connection with the July 2020 issuance of Series D convertible Preferred Stock, a warrant to purchase shares of Series D Preferred Stock was issued. The holder of the warrant is entitled to purchase 581,821 shares of the Company’s Series D Preferred Stock at an exercise price of $2.7221 per share.
The warrant was determined to represent compensation for services provided by the holder and was accounted for under ASC 718. The warrants were issued to the holder in relation to its role in assisting the Company with identifying the lead investor for the financing round. The warrant meets the requirements for equity classification under ASC 718 and should be measured at cost, which was determined to be equal to its grant date fair value of approximately $0.4 million. As the services related to its issuance were completed during 2020, the Company recognized the cost of the warrant during the year ended December 31, 2020. As the warrant was determined to be a direct and incremental cost of the Series D financing, the cost of the warrant was recorded as a stock issuance cost.

	PREFERRED STOCK WARRANT CLASSIFIED AS EQUITY
WARRANT CLASS	SHARES	ISSUANCE DATE	EXERCISE PRICE PER SHARE	EXPIRATION DATE
Series D preferred stock	581,821	July 24, 2020	$2.7221	The earlier of July 24, 2025 or the date of a qualifying acquisition or IPO
Common Stock Warrant classified as Liability
In connection with the equipment financing in March 2021, the Company issued a warrant to purchase 146,325 shares of the Company’s common stock at an exercise price of $1.23 per share.
The warrant was determined to represent additional consideration provided to the lender at the closing of the financing agreement and thus considered a component of the financing transaction, and therefore was accounted for under ASC 480. The warrant meets the requirements for liability classification under ASC 480 and should be measured at cost at its inception date fair value and subsequently remeasured at the end of each reporting period, with changes recorded as a component of other income in the Company’s consolidated statement of operations.

WARRANT CLASS	SHARES	FAIR VALUE	ISSUANCE DATE	EXERCISE PRICE	EXPIRATION DATE
Common stock	146,325	$1,188	March 29, 2021	$1.23	The earlier of March 29, 2031 or the date of a qualifying acquisition
The warrant’s fair value upon issuance and as of December 31 2021 was estimated to be approximately $0.1 million and $1.2 million, respectively, and was measured using a Black-Scholes option-pricing model with the following assumptions:

VALUATION ASSUMPTIONS	AT ISSUANCE (AS OF MARCH 29, 2021)	AS OF DECEMBER 31, 2021
Fair value of common stock	$1.23	$8.85
Risk free interest rate	1.73%	1.52%
Expected volatility	72.10%	63.30%
Expected term (in years)	10.00	9.25
In connection with Loan Agreement the Company entered into with Horizon Technology Finance Corporation and Powerscourt Investments XXV, LP in December 2021, the Company committed to issue the lender a warrant to purchase shares of the Company’s common stock which was issued subsequent to year-end. The Company valued the commitment to issue warrants using the Black-Scholes option pricing model adjusted based on probability of issuance as of year-end and determined the fair value to be $0.5 million as of December 31, 2021. The significant inputs used to determine fair value are 1.5% risk free interest rate, 59.6% annualized volatility, 10 year term and $7.90 strike price.
Common Stock Warrant classified as Equity
In connection with the Loan Agreement the Company entered into with Silicon Valley Bank in June 2016, the Company issued the bank a warrant to purchase 26,624 shares of the Company’s common stock at an exercise price per share of $0.33 (the “Common Warrant”). The Common Warrant will be exercisable for ten years from the date of issuance. The Common Warrant was determined to represent additional consideration for services provided by the lender, rather than a component of the financing transaction, and therefore was accounted for under ASC 718. The Common Warrant meets the requirements for equity classification under ASC 718 and is measured at cost, which was determined to be equal to its grant date fair value of approximately $5 thousand.
In connection with the term loan obtained in September 2021 from SVB, the Company authorized a warrant to SVB to purchase up to 34,427 shares of the Company’s common stock at an exercise price per share of $2.61 (the “2021 Common Warrant”). As of December 31, 2021, the warrant is exercisable for up to 22,952 shares of common stock. The 2021 Common Warrant is classified as a component of permanent equity because it is a freestanding financial instrument that is legally detachable and separately exercisable from the debt instrument with which it was issued, is immediately exercisable, does not embody an obligation for the Company to repurchase its shares, and permits the holder to receive a fixed number of shares of common stock upon exercise. The Company valued the 2021 Common Warrant at issuance using the Black-Scholes option pricing model and determined the fair value of the 2021 Common Warrant to be approximately $0.2 million.
Common stock warrant classified as a component of permanent equity consisted of the following at December 31, 2021:

AS OF DECEMBER 31, 2021
WARRANT CLASS	SHARES	ISSUANCE DATE	EXERCISE PRICE PER SHARE	EXPIRATION DATE
Common stock warrant	26,624	June 14, 2016	$0.33	The earlier of June 13, 2026 or the date of a qualifying acquisition

Common stock warrant	34,427	September 22, 2021	$2.61	The earlier of September 21, 2031 or the date of a qualifying acquisition

Total	61,051

During the years ended December 31, 2020 and 2021 there were no exercises of existing common stock warrants
.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
WARRANTS
11.	WARRANTS
Common Stock Warrants classified as Liability
Private Placement Warrants
The Private Placement Warrants may not be redeemed by the Company so long as the Private Placement Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Placement
Warrants have terms and provisions identical to those of the Public Warrants which are discussed below, including as to exercise price, exercisability, and exercise period, except if the Private Placement Warrants are held by someone other than the initial purchasers’ permitted transferees, then the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On the February 2022 Closing Date and as of June 30, 2022, there were 2,062,500 Private Warrants issued and outstanding. These warrants are recognized as liabilities on the condensed consolidated balance sheets and were measured at their inception date fair value and subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s condensed consolidated statements of operations.

Warrant Class	Shares	Inception Date Fair Value (in thousands)	Initial Recognition Date	Exercise Price	Expiration Date
Private Placement Warrants	2,062,500	$1,341	February 2, 2022	$11.50	March 2, 2027
The fair value of the Private Placement Warrant upon initial recognition and as of June 30, 2022 was estimated to be approximately $1.3 million and $0.5 million respectively, and was measured using a Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	INITIAL RECOGNITION (AS OF FEBRUARY 2, 2022)	AS OF JUNE 30, 2022
Fair value of common stock	$8.82	$2.21
Risk free interest rate	1.59%	3.00%
Volatility	15.9%	51.5%
Expected term (in years)	5.00	4.50
Common Stock Warrants classified as Equity
Horizon Debt Warrants
In connection with the Loan Agreement the Company entered into with Horizon in December 2021, the Company issued the warrants to Horizon to purchase 85,552 shares of the Company’s common stock at an exercise price per share of $5.26 for the $15.0 million drawn commitment. Upon the issuance during January 2022, the Company reassessed for the classification of these warrants, and noted that there were no variability on the number of shares or the exercise price of the settlement. The Company determined that the Warrants met the requirements for equity classification and the fair value of $0.4 million was reclassified to equity as of March 31, 2022.

Warrant Class	Shares	Issuance Date	Exercise Price per Share	Expiration Date
Common stock warrant	85,552	January 19, 2022	$5.26	January 19, 2032
The warrant’s fair value upon issuance was estimated to be approximately $0.4 million, and was measured using a Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	AT ISSUANCE (AS OF JANUARY 19, 2022)
Fair value of common stock	$5.89
Risk free interest rate	1.50%
Expected volatility	59.60%
Expected term (in years)	10.00
In connection with Loan Agreement the Company entered into with Horizon which provided for a term loan facility in an aggregate principal amount of up to $25.0 million, $15.0 million of which was borrowed at the closing (See Note 10). The Company issued warrants for both the $15.0 million loan drawn at the closing and the remaining $10.0 million available commitment which had different terms and conditions. In conjunction with the $10.0 million available commitment, the Company made available Horizon a warrant to purchase up 57,034 shares, of which 28,517 shares of the Company’s common stock were issued at an exercise price per share of $5.26. These warrants are recognized as liabilities on the condensed consolidated balance sheets and were measured at their inception date fair value and subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s condensed consolidated statements of operations. The warrants issued for the $10.0 million available commitment was summarized below as a liability classified Common Stock Warrant.

Warrant Class	Shares	Inception Date Fair Value (in thousands)	Issuance Date	Exercise Price	Expiration Date
Common stock warrant	28,517	$249	January 19, 2022	$5.26	The earlier of March 29, 2031 or the date of a qualifying acquisition
The warrant’s fair value upon issuance and as of June 30, 2022 was estimated to be approximately $0.2 million and $35 thousand, respectively, and was measured using a probability weighted Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	AT ISSUANCE (AS OF JANUARY 19, 2022)	AS OF JUNE 30, 2022
Fair value of common stock	$5.89	$2.21
Risk free interest rate	1.50%	2.39%
Expected volatility	59.60%	59.60%
Expected term (in years)	10.50	10.00
At June 30, 2022, the Warrants were determined to have met the requirements for equity classification and the fair value of $35 thousand was reclassified to equity.
Public Warrants
Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants subject to certain conditions, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the February 2022 Closing Date, there were 10,350,000 Public Warrants issued and outstanding.
In March 2022, 105,120 of the Public Warrants were exercised into shares of the Company’s common stock for a total exercise price of approximately $1.2 million in cash.

The following table presents a roll-forward of the Company’s warrants from December 31, 2021 to June 30, 2022:

	COMMON STOCK WARRANTS	PREFERRED STOCK WARRANTS
Warrants Outstanding, December 31, 2021 (1)	207,376	635,404
Exercised in the business combination (1)	(207,376)	(635,404)
Issued (1)	75,924	—
Assumed in the business combination	12,412,500	—
Exercised subsequent to the business combination	(105,120)	—

Warrants Outstanding, June 30, 2022	12,383,304	—

(1)
Number of warrants have been adjusted to reflect the exchange for New GreenLight warrants at an exchange ratio of approximately 0.6656 as a result of the Business Combination. See Note 3 for further information.